Intangible Assets	12 Months Ended
Dec. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Intangible Assets

9. Intangible assets

(1) Details of intangible assets as of December 31, 2019 and 2018 are as follows:

	December 31, 2019
	(In millions of Korean Won)
	Acquisition price		Accumulated depreciation(*)		Carrying amount
Software	~~W~~	12,316	~~W~~	(11,172)	~~W~~	1,144
Industrial property rights		674		(488)		186
Other intangible assets		3,820		(3,433)		387
Total	~~W~~	16,810	~~W~~	(15,093)	~~W~~	1,717

	December 31, 2018
	(In millions of Korean Won)
	Acquisition price		Accumulated depreciation(*)		Carrying amount
Software	~~W~~	11,341	~~W~~	(10,350)	~~W~~	991
Industrial property rights		533		(461)		72
Other intangible assets		3,410		(3,310)		100
Total	~~W~~	15,284	~~W~~	(14,121)	~~W~~	1,163

(*) Accumulated depreciation includes the amount of accumulated impairment loss.

(2) Changes in intangible assets for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019
	Software		Industrial property rights			License		Other intangible assets	Total
	(In millions of Korean won)
Beginning balance	~~W~~	991	~~W~~	72	~~W~~	57	~~W~~	43	~~W~~	1,163
Acquisitions		951		153		—		410		1,514
Amortization		(807)		(27)		(5)		(66)		(905)
Disposals		(8)		(12)		—		—		(20)
Impairment(*)		—		—		(52)		—		(52)
Foreign exchange differences		17		—		—		—		17
Ending balance	~~W~~	1,144	~~W~~	186	~~W~~	—	~~W~~	387	~~W~~	1,717

(*) The Group recognized Korean Won 52 million of impairment loss as carrying amount of the license exceeded recoverable amount as of December 31, 2019.

	2018
	Software		Industrial property rights			License		Other intangible assets	Total
	(In millions of Korean won)
Beginning balance	~~W~~	64	~~W~~	77	~~W~~	843	~~W~~	52	~~W~~	1,036
Acquisitions		1,523		16		78		—		1,617
Amortization		(597)		(21)		(241)		(9)		(868)
Disposals		—		—		—		—		—
Impairment(*)		—		—		(623)		—		(623)
Foreign exchange differences		1		—		—		—		1
Ending balance	~~W~~	991	~~W~~	72	~~W~~	57	~~W~~	43	~~W~~	1,163

(*) The Group recognized Korean Won 623 million of impairment loss as carrying amount of the license exceeded recoverable amount as of December 31, 2018.

	2017
	Software		Industrial property rights			License	Other intangible assets		Total
	(In millions of Korean won)
Beginning balance	~~W~~	115	~~W~~	89	~~W~~	—	~~W~~	30	~~W~~	234
Acquisitions		36		12		1,104		25		1,177
Amortization		(87)		(24)		(31)		(3)		(145)
Disposals		—		—		—		—		—
Impairment(*)		—		—		(230)		—		(230)
Foreign exchange differences		—		—		—		—		—
Ending balance	~~W~~	64	~~W~~	77	~~W~~	843	~~W~~	52	~~W~~	1,036

(3) Classification of amortization in the statements of comprehensive income for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019		2018		2017
	(In millions of Korean won)
Cost of revenues	~~W~~	101	~~W~~	251	~~W~~	40
Selling, general and administrative expenses		745		581		68
Research and development		59		36		37
Total	~~W~~	905	~~W~~	868	~~W~~	145